Fair Value Measurements (Details) - EBP PMI DPSP - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 315,317	$ 294,717
EBP, Participant-Directed
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period (up to)	1 day
EBP, Nonparticipant-Directed
EBP, Investment, Fair Value and NAV [Line Items]
Redemption, notice period (up to)	12 months
Mutual Fund, Domestic
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value, percentage	92.00%	92.70%
Mutual Fund, Foreign
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value, percentage	8.00%	7.30%
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 286,086	$ 265,302
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	214,483	193,042
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Equity Securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	71,337	71,807
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	266	453
Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	286,086
Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	214,483
Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1) | Equity Securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	71,337
Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	266
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Other Observable Inputs (Level 2) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Other Observable Inputs (Level 2) | Equity Securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Other Observable Inputs (Level 2) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Unobservable Inputs (Level 3) | Equity Securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Significant Unobservable Inputs (Level 3) | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	0
Assets Measured at Net Asset Value | Fixed Income Investments
EBP, Investment, Fair Value and NAV [Line Items]
Assets at fair value	$ 29,231	$ 29,415